UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 17 of its series, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Advantage Small Company Value Fund, Wells Fargo Advantage Core Bond Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderated Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio. Each series has a May 31 fiscal year end.

Date of reporting period: August 31, 2014

ITEM 1.     INVESTMENTS

Wells Fargo Advantage Growth Balanced Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name					Value
Investment Companies : 99.60%

Affiliated Master Portfolios : 99.60%
Wells Fargo Advantage C&B Large Cap Value Portfolio					$13,777,958
Wells Fargo Advantage Core Bond Portfolio					17,506,519
Wells Fargo Advantage Diversified Large Cap Growth Portfolio					41,329,594
Wells Fargo Advantage Emerging Growth Portfolio					4,132,146
Wells Fargo Advantage Index Portfolio					41,408,633
Wells Fargo Advantage Inflation-Protected Bond Portfolio					8,745,513
Wells Fargo Advantage International Growth Portfolio					12,239,010
Wells Fargo Advantage International Value Portfolio					12,244,386
Wells Fargo Advantage Large Company Value Portfolio					27,676,538
Wells Fargo Advantage Managed Fixed Income Portfolio					61,299,238
Wells Fargo Advantage Small Company Growth Portfolio					4,141,680
Wells Fargo Advantage Small Company Value Portfolio					8,225,341

Total Investment Companies (Cost $214,392,040)					252,726,556

		Yield	Maturity date	Principal
Short-Term Investments : 0.34%

U.S. Treasury Securities : 0.34%
U.S. Treasury Bill (z)#		0.03%	9-11-2014	$870,000	869,992

Total Short-Term Investments (Cost $869,992)					869,992

Total investments in securities (Cost $215,262,032)*	99.94%				253,596,548
Other assets and liabilities, net	0.06				139,677

Total net assets	100.00%				$253,736,225

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $216,206,335 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,390,213
Gross unrealized losses	0

Net unrealized gains	$37,390,213

1

Wells Fargo Advantage Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	4%
Wells Fargo Advantage Core Bond Portfolio	1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	30
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage Index Portfolio	1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	19
Wells Fargo Advantage International Growth Portfolio	8
Wells Fargo Advantage International Value Portfolio	2
Wells Fargo Advantage Large Company Value Portfolio	30
Wells Fargo Advantage Managed Fixed Income Portfolio	53
Wells Fargo Advantage Small Company Growth Portfolio	1
Wells Fargo Advantage Small Company Value Portfolio	4

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Affiliated master portfolios	$0	$252,726,556	$0	$252,726,556
Short-term investments
U.S. Treasury securities	0	869,992	0	869,992

	0	253,596,548	0	253,596,548

Futures contracts	46,372	0	0	46,372

Total assets	$46,372	$253,596,548	$0	$253,642,920

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2014, the Fund had long and short futures contracts outstanding as follows:

				Contract
Expiration				value at	Unrealized
date	Counterparty	Contracts	Type	August 31, 2014	gains (losses)
9-18-2014	Goldman Sachs	25 Long	S&P 500 Index	$12,508,750	$488,638
12-19-2014	Goldman Sachs	90 Short	U.S. Treasury Bonds	12,608,438	(72,569)

Wells Fargo Advantage Moderate Balanced Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name	Value
Investment Companies : 99.67%

Affiliated Master Portfolios : 99.67%
Wells Fargo Advantage C&B Large Cap Value Portfolio	$5,728,525
Wells Fargo Advantage Core Bond Portfolio	15,264,798
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	17,231,058
Wells Fargo Advantage Emerging Growth Portfolio	1,723,126
Wells Fargo Advantage Index Portfolio	17,251,330
Wells Fargo Advantage Inflation-Protected Bond Portfolio	7,624,979
Wells Fargo Advantage International Growth Portfolio	5,085,158
Wells Fargo Advantage International Value Portfolio	5,123,846
Wells Fargo Advantage Large Company Value Portfolio	11,519,532
Wells Fargo Advantage Managed Fixed Income Portfolio	53,459,112
Wells Fargo Advantage Small Company Growth Portfolio	1,726,620
Wells Fargo Advantage Small Company Value Portfolio	3,452,407
Wells Fargo Advantage Stable Income Portfolio	25,369,575

Total Investment Companies (Cost $154,260,522)	170,560,066

		Yield	Maturity date	Principal
Short-Term Investments : 0.33%

U.S. Treasury Securities : 0.33%
U.S. Treasury Bill #(z)		0.03%	9-11-2014	$570,000	569,995

Total Short-Term Investments (Cost $569,995)					569,995

Total investments in securities (Cost $154,830,517)*	100.00%				171,130,061
Other assets and liabilities, net	0.00				3,675

Total net assets	100.00%				$171,133,736

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $153,998,729 and unrealized gains (losses) consists of:

Gross unrealized gains	$17,131,332
Gross unrealized losses	0

Net unrealized gains	$17,131,332

1

Wells Fargo Advantage Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended August 31, 2014, are included elsewhere in this report. As of August 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	2%
Wells Fargo Advantage Core Bond Portfolio	1
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	12
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage Index Portfolio	1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	17
Wells Fargo Advantage International Growth Portfolio	3
Wells Fargo Advantage International Value Portfolio	1
Wells Fargo Advantage Large Company Value Portfolio	12
Wells Fargo Advantage Managed Fixed Income Portfolio	47
Wells Fargo Advantage Small Company Growth Portfolio	0	*
Wells Fargo Advantage Small Company Value Portfolio	2
Wells Fargo Advantage Stable Income Portfolio	100

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Affiliated master portfolios	$0	$170,560,066	$0	$170,560,066
Short-term investments
U.S. Treasury securities	0	569,995	0	569,995

	0	171,130,061	0	171,130,061

Futures contracts	31,160	0	0	31,160

Total assets	$31,160	$171,130,061	$0	$171,161,221

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of August 31, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2014	Unrealized gains (losses)
9-18-2014	Goldman Sachs	17 Long	S&P 500 Index	$8,505,950	$332,274
12-19-2014	Goldman Sachs	61 Short	U.S. Treasury Bonds	8,545,719	(48,944)

Wells Fargo Advantage C&B Large Cap Value Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.09%

Affiliated Master Portfolios : 100.09%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$279,123,786

Total Investment Companies (Cost $194,359,108)		279,123,786

Total investments in securities (Cost $194,359,108)*	100.09%	279,123,786
Other assets and liabilities, net	(0.09)	(248,310)

Total net assets	100.00%	$278,875,476

*	Cost for federal income tax purposes is $201,352,225 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,771,561
Gross unrealized losses	0

Net unrealized gains	$77,771,561

1

Wells Fargo Advantage C&B large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 86% of Wells Fargo Advantage C&B Large Cap Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Equity Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.04%

Affiliated Master Portfolios : 100.04%
Wells Fargo Advantage C&B Large Cap Value Portfolio		$26,470,851
Wells Fargo Advantage Diversified Large Cap Growth Portfolio		79,596,535
Wells Fargo Advantage Emerging Growth Portfolio		7,572,909
Wells Fargo Advantage Index Portfolio		79,803,894
Wells Fargo Advantage International Growth Portfolio		23,448,085
Wells Fargo Advantage International Value Portfolio		23,459,491
Wells Fargo Advantage Large Company Value Portfolio		53,375,832
Wells Fargo Advantage Small Company Growth Portfolio		7,940,844
Wells Fargo Advantage Small Company Value Portfolio		15,688,477

Total Investment Companies (Cost $236,825,796)		317,356,918

Total investments in securities (Cost $236,825,796)*	100.04%	317,356,918
Other assets and liabilities, net	(0.04)	(139,029)

Total net assets	100.00%	$317,217,889

*	Cost for federal income tax purposes is $244,345,000 and unrealized gains (losses) consists of:

Gross unrealized gains	$73,011,918
Gross unrealized losses	0

Net unrealized gains	$73,011,918

1

Wells Fargo Advantage Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of each affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo Advantage C&B Large Cap Value Portfolio	8%
Wells Fargo Advantage Emerging Growth Portfolio	2
Wells Fargo Advantage Large Company Value Portfolio	17
Wells Fargo Advantage Index Portfolio	25
Wells Fargo Advantage International Growth Portfolio	7
Wells Fargo Advantage International Value Portfolio	7
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	25
Wells Fargo Advantage Small Company Growth Portfolio	3
Wells Fargo Advantage Small Company Value Portfolio	5

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investments in each affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Emerging Growth Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%
Wells Fargo Advantage Emerging Growth Portfolio		$1,036,490,231

Total Investment Companies (Cost $773,086,174)		1,036,490,231

Total investments in securities (Cost $773,086,174) *	100.02%	1,036,490,231
Other assets and liabilities, net	(0.02)	(241,178)

Total net assets	100.00%	$1,036,249,053

*	Cost for federal income tax purposes is $773,009,312 and unrealized gains (losses) consists of:

Gross unrealized gains	$263,480,919
Gross unrealized losses	0

Net unrealized gains	$263,480,919

1

Wells Fargo Advantage Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 92% of Wells Fargo Advantage Emerging Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Index Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.34%

Affiliated Master Portfolios : 100.34%
Wells Fargo Advantage Index Portfolio		$2,701,720,607

Total Investment Companies (Cost $1,207,943,802)		2,701,720,607

Total investments in securities (Cost $1,207,943,802)*	100.34%	2,701,720,607
Other assets and liabilities, net	(0.34)	(9,061,450)

Total net assets	100.00%	$2,692,659,157

*	Cost for federal income tax purposes is $1,271,931,537 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,429,789,070
Gross unrealized losses	0

Net unrealized gains	$1,429,789,070

1

Wells Fargo Advantage Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 95% of Wells Fargo Advantage Index Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage International Value Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.03%

Affiliated Master Portfolios : 100.03%
Wells Fargo Advantage International Value Portfolio		$476,485,853

Total Investment Companies (Cost $436,934,799)		476,485,853

Total investments in securities (Cost $436,934,799)*	100.03%	476,485,853
Other assets and liabilities, net	(0.03)	(135,192)

Total net assets	100.00%	$476,350,661

*	Cost for federal income tax purposes is $437,406,175 and unrealized gains (losses) consists of:

Gross unrealized gains	$39,079,678
Gross unrealized losses	0

Net unrealized gains	$39,079,678

1

Wells Fargo Advantage International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 92% of International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Growth Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.67%

Affiliated Master Portfolios : 99.67%
Wells Fargo Advantage Small Company Growth Portfolio		$388,940,584

Total Investment Companies (Cost $356,773,887)		388,940,584

Total investments in securities (Cost $356,773,887)*	99.67%	388,940,584
Other assets and liabilities, net	0.33	1,300,551

Total net assets	100.00%	$390,241,135

*	Cost for federal income tax purposes is $357,187,263 and unrealized gains (losses) consists of:

Gross unrealized gains	$31,753,321
Gross unrealized losses	0

Net unrealized gains	$31,753,321

Wells Fargo Advantage Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 97% of Wells Fargo Advantage Small Company Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Small Company Value Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 100.02%

Affiliated Master Portfolios : 100.02%
Wells Fargo Advantage Small Company Value Portfolio		$113,887,866
Total Investment Companies (Cost $93,128,508)		113,887,866

Total investments in securities (Cost $93,128,508)*	100.02%	113,887,866
Other assets and liabilities, net	(0.02)	(18,956)

Total net assets	100.00%	$113,868,910

*	Cost for federal income tax purposes is $98,341,603 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,546,263
Gross unrealized losses	0

Net unrealized gains	$15,546,263

1

Wells Fargo Advantage Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 54% of Wells Fargo Advantage Small Company Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Core Bond Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.96%

Affiliated Master Portfolios : 99.96%
Wells Fargo Advantage Core Bond Portfolio		$2,412,182,748

Total Investment Companies (Cost $2,372,815,870)		2,412,182,748

Total investments in securities (Cost $2,372,815,870)*	99.96%	2,412,182,748
Other assets and liabilities, net	0.04	906,404

Total net assets	100.00%	$2,413,089,152

*	Cost for federal income tax purposes is $2,375,157,244 and unrealized gains (losses) consists of:

Gross unrealized gains	$37,025,504
Gross unrealized losses	0

Net unrealized gains	$37,025,504

1

Wells Fargo Advantage Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 84% of Wells Fargo Advantage Core Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Inflation-Protected Bond Fund	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Value
Investment Companies : 99.86%

Affiliated Master Portfolios : 99.86%
Wells Fargo Advantage Inflation-Protected Bond Portfolio		$29,697,146
Total Investment Companies (Cost $28,514,043)		29,697,146

Total investments in securities (Cost $28,514,043)*	99.86%	29,697,146
Other assets and liabilities, net	0.14	42,581

Total net assets	100.00%	$29,739,727

*	Cost for federal income tax purposes is $28,395,006 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,302,140
Gross unrealized losses	0

Net unrealized gains	$1,302,140

1

Wells Fargo Advantage Inflation-Protected Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. The affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. The Portfolio of Investments and the accompanying notes of the affiliated Master Portfolio for the three months ended August 31, 2014 are included elsewhere in this report. As of August 31, 2014, the Fund owns 64% of Wells Fargo Advantage Inflation-Protected Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, Level 2 inputs were used in valuing the Fund’s investment in the affiliated Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Shares	Value
Investment Companies : 99.85%

Affiliated Master Portfolios : 26.98%
Wells Fargo Advantage Core Bond Portfolio			$140,108,252
Wells Fargo Advantage Emerging Growth Portfolio			4,182,463
Wells Fargo Advantage International Growth Portfolio			6,663,881
Wells Fargo Advantage Small Company Value Portfolio			4,199,972

			155,154,568

Alternative Investment Funds : 3.68%
AQR Managed Futures Strategy Fund Class I		282,356	2,888,505
PIMCO CommodityRealReturn Strategy Fund Institutional Class		2,718,204	15,412,214
The Arbitrage Fund Class I		219,484	2,853,291
			21,154,010

International Equity Funds : 4.65%
DFA International Small Cap Value Portfolio Institutional Class		104,531	2,226,504
Dodge & Cox International Stock Fund		71,077	3,339,886
Oppenheimer Developing Markets Fund Class Y		68,098	2,783,863
T. Rowe Price International Discovery Fund		38,097	2,218,792
Templeton Institutional Foreign Equity Fund Primary Class		144,631	3,333,746
Thornburg International Value Fund Institutional Class		324,540	10,031,517
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)		116,378	2,800,056

			26,734,364

International Fixed Income Funds : 4.68%
Oppenheimer International Bond Fund Class Y		4,382,346	26,951,425

U.S. Equity Funds : 13.94%
American Century Growth Fund Institutional Class		196,187	6,994,059
Invesco Growth and Income Fund Class R6		286,198	8,402,775
MFS Value Fund Class I		481,379	16,790,517
Oakmark Fund Class I		120,228	8,384,671
Royce Pennsylvania Mutual Fund Investor Class		282,702	4,183,993
T. Rowe Price Blue Chip Growth Fund		141,465	9,756,843
Voya Global Real Estate Fund Class I		502,362	10,293,395
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)		369,035	5,579,805
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)		118,346	5,593,037
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)		113,027	4,187,637

			80,166,732

U.S. Fixed Income Funds : 45.92%
PIMCO High Yield Fund Institutional Class		3,889,792	37,808,783
Wells Fargo Advantage Government Securities Fund Institutional Class (l)		9,713,976	107,825,129
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class (l)		11,731,369	118,486,821

			264,120,733

Total Investment Companies (Cost $531,501,565)			574,281,832

	Yield
Short-Term Investments : 0.36%
Investment Companies : 0.19%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	1,075,384	1,075,384

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.17%
U.S. Treasury Bill #(z)		0.03%	9-11-2014	$1,010,000	$1,009,991

Total Short-Term Investments (Cost $2,085,375)					2,085,375

Total investments in securities (Cost $533,586,940)*	100.21%				576,367,207
Other assets and liabilities, net	(0.21)				(1,209,654)

Total net assets	100.00%				$575,157,553

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $540,898,368 and unrealized gains (losses) consists of:

Gross unrealized gains	$45,738,975
Gross unrealized losses	(10,270,136)

Net unrealized gains	$35,468,839

2

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures contracts

The Portfolio is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$419,127,264	$155,154,568	$0	$574,281,832
Short-term investments
Investment companies	1,075,384	0	0	1,075,384
U.S. Treasury securities	0	1,009,991	0	1,009,991

	420,202,648	156,164,559	0	576,367,207

Futures contracts	54,006	0	0	54,006

Total assets	$420,256,654	$156,164,559	$0	$576,421,213

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2014, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	5%
Wells Fargo Advantage Emerging Growth Portfolio	0	*
Wells Fargo Advantage International Growth Portfolio	4
Wells Fargo Advantage Small Company Value Portfolio	2

*	The amount invested is less than 1%

A summary of each Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2014 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	124,956	2,894	11,472	116,378	$2,800,056
Wells Fargo Advantage Endeavor Select Fund Institutional Class	352,934	46,400	30,299	369,035	5,579,805
Wells Fargo Advantage Government Securities Fund Institutional Class	9,842,243	249,962	378,229	9,713,976	107,825,129
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	113,706	14,023	9,383	118,346	5,593,037
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	16,122,120	442,274	4,833,025	11,731,369	118,486,821
Wells Fargo Advantage Small Cap Value Fund Institutional Class	116,827	5,425	9,225	113,027	4,187,637

					$244,472,485

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2014, the Portfolio had long and short futures contracts outstanding as follows:

				Contract
Expiration				value at	Unrealized
date	Contracts	Counterparty	Type	August 31, 2014	gains (losses)
9-18-2014	29 Long	Goldman Sachs & Company	S&P 500 Index	$14,510,150	$566,820
12-19-2014	102 Short	Goldman Sachs & Company	U.S. Treasury Bonds	14,289,563	(83,094)

Wells Fargo Advantage WealthBuilder Equity Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
Investment Companies : 99.90%

Affiliated Master Portfolios : 10.94%
Wells Fargo Advantage Emerging Growth Portfolio				$3,450,804
Wells Fargo Advantage International Growth Portfolio				8,209,354
Wells Fargo Advantage Small Company Value Portfolio				3,462,504

				15,122,662

International Equity Funds : 23.91%
DFA International Small Cap Value Portfolio Institutional Class			128,873	2,744,985
Dodge & Cox International Stock Fund			88,004	4,135,326
Oppenheimer Developing Markets Fund Class Y			84,227	3,443,200
T. Rowe Price International Discovery Fund			47,034	2,739,234
Templeton Institutional Foreign Equity Fund Primary Class			178,781	4,120,909
Thornburg International Value Fund Institutional Class			401,206	12,401,283
Wells Fargo Advantage Emerging Markets Equity Fund Class I (l)			143,411	3,450,474

				33,035,411

U.S. Equity Funds : 65.05%
American Century Growth Fund Institutional Class			291,145	10,379,330
Invesco Growth And Income Fund Class R6			354,361	10,404,033
MFS Value Fund Class I			595,343	20,765,564
Oakmark Fund Class I			148,830	10,379,423
Royce Pennsylvania Mutual Fund Investor Class			233,373	3,453,926
T. Rowe Price Blue Chip Growth Fund			209,955	14,480,630
Wells Fargo Advantage Endeavor Select Fund Class I (l)			547,248	8,274,393
Wells Fargo Advantage Large Cap Growth Fund Class I (l)			175,579	8,297,841
Wells Fargo Advantage Small Cap Value Fund Class I (l)			93,033	3,446,871

				89,882,011

Total Investment Companies (Cost $99,637,779)				138,040,084

		Yield
Short-Term Investments : 0.30%

Investment Companies : 0.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%	414,531	414,531

Total Short-Term Investments (Cost $414,531)				414,531

Total investments in securities (Cost $100,052,310)*	100.20%			138,454,615
Other assets and liabilities, net	(0.20)			(278,959)

Total net assets	100.00%			$138,175,656

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $100,712,533 and unrealized gains (losses) consists of:

Gross unrealized gains	$38,930,959
Gross unrealized losses	(1,188,877)

Net unrealized gains	$37,742,082

1

Wells Fargo Advantage WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$122,917,422	$15,122,662	$0	$138,040,084
Short-term investments
Investment companies	414,531	0	0	414,531

Total assets	$123,331,953	$15,122,662	$0	$138,454,615

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2014, the Portfolio own the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios
Wells Fargo Advantage Emerging Growth Portfolio	0	%*
Wells Fargo Advantage International Growth	5
Wells Fargo Advantage Small Company Value Portfolio	2

*	The amount invested is less than 1%

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2014 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Class I	151,324	2,340	10,253	143,411	$3,450,474
Wells Fargo Advantage Endeavor Select Fund Class I	573,769	1,882	28,403	547,248	8,274,393
Wells Fargo Advantage Large Cap Growth Fund Class I	184,176	165	8,762	175,579	8,297,841
Wells Fargo Advantage Small Cap Value Fund Class I	95,232	1,019	3,218	93,033	3,446,871

					$23,469,579

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
Investment Companies : 99.41%

Affiliated Master Portfolios : 16.21%
Wells Fargo Advantage Core Bond Portfolio				$24,287,687
Wells Fargo Advantage Emerging Growth Portfolio				12,385,338
Wells Fargo Advantage International Growth Portfolio				19,098,884
Wells Fargo Advantage Small Company Value Portfolio				12,094,138

				67,866,047

Alternative Investment Funds : 3.57%
AQR Managed Futures Strategy Fund Class I			203,838	2,085,263
PIMCO CommodityRealReturn Strategy Fund Institutional Class			1,903,005	10,790,036
The Arbitrage Fund Class I			157,897	2,052,664

				14,927,963

International Equity Funds : 18.54%
DFA International Small Cap Value Portfolio Institutional Class			297,562	6,338,068
Dodge & Cox International Stock Fund			206,809	9,717,946
Oppenheimer Developing Markets Fund Class Y			205,453	8,398,901
T. Rowe Price International Discovery Fund			109,936	6,402,683
Templeton Institutional Foreign Equity Fund Primary Class			412,845	9,516,085
Thornburg International Value Fund Institutional Class			932,684	28,829,277
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			350,761	8,439,313

				77,642,273

International Fixed Income Funds : 2.49%
Oppenheimer International Bond Fund Class Y			1,696,033	10,430,605

U.S. Equity Funds : 50.31%
American Century Growth Fund Institutional Class			569,962	20,319,138
Invesco Growth and Income Fund Class R6			834,622	24,504,497
MFS Value Fund Class I			1,385,097	48,312,172
Oakmark Fund Class I			349,446	24,370,366
Royce Pennsylvania Mutual Fund Investor Class			819,033	12,121,688
T. Rowe Price Blue Chip Growth Fund			418,490	28,863,256
Voya Global Real Estate Fund Class I			370,453	7,590,592
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			1,070,379	16,184,129
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			344,312	16,272,209
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			326,371	12,092,048

				210,630,095

U.S. Fixed Income Funds : 8.29%
PIMCO High Yield Fund Institutional Class			1,074,773	10,446,795
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			2,187,784	24,284,404

				34,731,199

Total Investment Companies (Cost $341,734,342)				416,228,182

	Yield
Short-Term Investments : 0.56%

Investment Companies : 0.23%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		963,776	963,776

		Maturity date	Principal
U.S. Treasury Securities : 0.33%
U.S. Treasury Bill #(z)	0.03	9-11-2014	$1,380,000	1,379,988

Total Short-Term Investments (Cost $2,343,764)				2,343,764

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

Total investments in securities (Cost $344,078,106)*	99.97%	418,571,946

Other assets and liabilities, net	0.03	109,422

Total net assets	100.00%	$418,681,368

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $353,004,289 and unrealized gains (losses) consists of:

Gross unrealized gains	$77,036,208
Gross unrealized losses	(11,468,551)

Net unrealized gains	$65,567,657

2

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures contracts

The Portfolio is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$348,362,135	$67,866,047	$0	$416,228,182
Short-term investments
Investment companies	963,776	0	0	963,776
U.S. Treasury securities	0	1,379,988	0	1,379,988

	349,325,911	69,246,035	0	418,571,946
Futures contracts	76,341	0	0	76,341

Total assets	$349,402,252	$69,246,035	$0	$418,648,287

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2014, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	1%
Wells Fargo Advantage Emerging Growth Portfolio	1
Wells Fargo Advantage International Growth Portfolio	12
Wells Fargo Advantage Small Company Value Portfolio	6

A summary of each Portfolio’s transaction in shares of affiliated Underlying Portfolios (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2014 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	353,801	0	3,040	350,761	$8,439,313
Wells Fargo Advantage Endeavor Select Fund Institutional Class	973,625	97,123	369	1,070,379	16,184,129
Wells Fargo Advantage Government Securities Fund Institutional Class	2,095,468	192,350	100,034	2,187,784	24,284,404
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	310,007	34,517	212	344,312	16,272,209
Wells Fargo Advantage Small Cap Value Fund Institutional Class	316,069	10,302	0	326,371	12,092,048

					$77,272,103

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2014, the Portfolio had long and short futures contracts outstanding as follows:

				Contract
Expiration				value at	Unrealized
date	Contracts	Counterparty	Type	August 31, 2014	gains (losses)
9-18-2014	42 Long	Goldman Sachs & Company	S&P 500 Index	$21,014,700	$825,136
12-19-2014	148 Short	Goldman Sachs & Company	U.S. Treasury Bonds	20,733,875	(118,321)

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name		Shares	Value
Investment Companies : 99.39%

Affiliated Master Portfolios : 19.74%
Wells Fargo Advantage Core Bond Portfolio			$112,999,469
Wells Fargo Advantage Emerging Growth Portfolio			21,777,343
Wells Fargo Advantage International Growth Portfolio			33,997,372
Wells Fargo Advantage Small Company Value Portfolio			21,533,694

			190,307,878

Alternative Investment Funds : 3.55%
AQR Managed Futures Strategy Fund Class I		469,811	4,806,170
PIMCO CommodityRealReturn Strategy Fund Institutional Class		4,365,870	24,754,480
The Arbitrage Fund Class I		361,500	4,699,498

			34,260,148

International Equity Funds : 14.28%
DFA International Small Cap Value Portfolio Institutional Class		532,839	11,349,468
Dodge & Cox International Stock Fund		368,376	17,309,983
Oppenheimer Developing Markets Fund Class Y		357,147	14,600,179
T. Rowe Price International Discovery Fund		195,161	11,366,156
Templeton Institutional Foreign Equity Fund Primary Class		735,878	16,961,996
Thornburg International Value Fund Institutional Class		1,660,822	51,336,001
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)		611,611	14,715,356

			137,639,139

International Fixed Income Funds : 4.90%
Oppenheimer International Bond Fund Class Y		7,672,515	47,185,968

U.S. Equity Funds : 39.33%
American Century Growth Fund Institutional Class		1,014,966	36,183,531
Invesco Growth and Income Fund Class R6		1,491,041	43,776,951
MFS Value Fund Class I		2,480,702	86,526,898
Oakmark Fund Class I		621,824	43,366,040
Royce Pennsylvania Mutual Fund Investor Class		1,451,729	21,485,583
T. Rowe Price Blue Chip Growth Fund		740,849	51,096,370
Voya Global Real Estate Fund Class I		849,167	17,399,422
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)		1,908,112	28,850,648
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)		613,758	29,006,181
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)		579,441	21,468,276

			379,159,900

U.S. Fixed Income Funds : 17.59%
PIMCO High Yield Fund Institutional Class		4,876,443	47,399,027
Wells Fargo Advantage Government Securities Fund Institutional Class (l)		11,004,508	122,150,041

			169,549,068

Total Investment Companies (Cost $807,227,699)			958,102,101

	Yield
Short-Term Investments : 0.59%

Investment Companies : 0.25%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	2,404,692	2,404,692

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.34%
U.S. Treasury Bill #(z)		0.03%	9-11-2014	$3,250,000	$3,249,972

Total Short-Term Investments (Cost $5,654,664)					5,654,664

Total investments in securities (Cost $812,882,363)*	99.98%				963,756,765

Other assets and liabilities, net	0.02				172,091

Total net assets	100.00%				$963,928,856

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $837,027,116 and unrealized gains (losses) consists of:

Gross unrealized gains	$156,236,731
Gross unrealized losses	(29,507,082)

Net unrealized gains	$126,729,649

2

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures contracts

The Portfolio is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$767,794,223	$190,307,878	$0	$958,102,101
Short-term investments
Investment companies	2,404,692	0	0	2,404,692
U.S. Treasury securities	0	3,249,972	0	3,249,972

	770,198,915	193,557,850	0	963,756,765

Futures contracts	176,100	0	0	176,100

Total assets	$770,375,015	$193,557,850	$0	$963,932,865

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2014, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	4%
Wells Fargo Advantage Emerging Growth Portfolio	2
Wells Fargo Advantage International Growth Portfolio	22
Wells Fargo Advantage Small Company Value Portfolio	10

A summary of each Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2014 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	622,240	506	11,135	611,611	$14,715,356
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,744,997	182,261	19,146	1,908,112	28,850,648
Wells Fargo Advantage Government Securities Fund Institutional Class	10,704,744	525,680	225,916	11,004,508	122,150,041
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	558,091	62,604	6,937	613,758	29,006,181
Wells Fargo Advantage Small Cap Value Fund Institutional Class	571,925	8,184	668	579,441	21,468,276

					$216,190,502

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2014, the Portfolio had long and short futures contracts outstanding as follows:

				Contract
Expiration				value at	Unrealized
date	Contracts	Counterparty	Type	August 31, 2014	gains (losses)
9-18-2014	96 Long	Goldman Sachs & Company	S&P 500 Index	$48,033,600	$1,876,368
12-19-2014	341 Short	Goldman Sachs & Company	U.S. Treasury Bonds	47,771,969	(274,799)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
Investment Companies : 99.63%

Affiliated Master Portfolios : 23.21%
Wells Fargo Advantage Core Bond Portfolio				$159,498,186
Wells Fargo Advantage Emerging Growth Portfolio				13,014,144
Wells Fargo Advantage International Growth Portfolio				20,546,398
Wells Fargo Advantage Small Company Value Portfolio				13,003,950

				206,062,678

Alternative Investment Funds : 3.63%
AQR Managed Futures Strategy Fund Class I			436,493	4,465,324
PIMCO CommodityRealReturn Strategy Fund Institutional Class			4,111,770	23,313,734
The Arbitrage Fund Class I			338,141	4,395,836

				32,174,894

International Equity Funds : 9.31%
DFA International Small Cap Value Portfolio Institutional Class			322,437	6,867,902
Dodge & Cox International Stock Fund			220,378	10,355,546
Oppenheimer Developing Markets Fund Class Y			211,311	8,638,392
T. Rowe Price International Discovery Fund			117,795	6,860,366
Templeton Institutional Foreign Equity Fund Primary Class			446,731	10,297,150
Thornburg International Value Fund Institutional Class			1,002,473	30,986,443
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			360,834	8,681,657

				82,687,456

International Fixed Income Funds : 4.61%
Oppenheimer International Bond Fund Class Y			6,657,945	40,946,361

U.S. Equity Funds : 26.14%
American Century Growth Fund Institutional Class			605,756	21,595,185
Invesco Growth and Income Fund Class R6			886,140	26,017,062
MFS Value Fund Class I			1,487,475	51,883,113
Oakmark Fund Class I			372,036	25,945,806
Royce Pennsylvania Mutual Fund Investor Class			876,115	12,966,501
T. Rowe Price Blue Chip Growth Fund			437,950	30,205,427
Voya Global Real Estate Fund Class I			778,033	15,941,897
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			1,140,968	17,251,433
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			365,823	17,288,800
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			349,840	12,961,584

				232,056,808

U.S. Fixed Income Funds : 32.73%
PIMCO High Yield Fund Institutional Class			5,503,711	53,496,067
Wells Fargo Advantage Government Securities Fund Institutional Class (l)			11,047,812	122,630,717
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class (l)			11,333,759	114,470,967

				290,597,751

Total Investment Companies (Cost $791,857,156)				884,525,948

	Yield
Short-Term Investments : 0.56%

Investment Companies : 0.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%		1,999,722	1,999,722

		Maturity date	Principal
U.S. Treasury Securities : 0.34%
U.S. Treasury Bill #(z)	0.03	9-11-2014	$3,020,000	3,019,974

Total Short-Term Investments (Cost $5,019,696)				5,019,696

1

Portfolio of investments — August 31, 2014 (unaudited)	Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

Total investments in securities (Cost $796,876,852)*	100.19%	$889,545,644

Other assets and liabilities, net	(0.19)	(1,723,756)

Total net assets	100.00%	$887,821,888

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $807,487,525 and unrealized gains (losses) consists of:

Gross unrealized gains	$99,428,203
Gross unrealized losses	(17,370,084)

Net unrealized gains	$82,058,119

2

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Futures contracts

The Portfolio is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

1

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$678,463,270	$206,062,678	$0	$884,525,948
Short-term investments
Investment companies	1,999,722	0	0	1,999,722
U.S. Treasury securities	0	3,019,974	0	3,019,974

	680,462,992	209,082,652	0	889,545,644

Futures contracts	163,334	0	0	163,334

Total assets	$680,626,326	$209,082,652	$0	$889,708,978

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2014, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios	Percentage
Wells Fargo Advantage Core Bond Portfolio	6%
Wells Fargo Advantage Emerging Growth Portfolio	1
Wells Fargo Advantage International Growth Portfolio	13
Wells Fargo Advantage Small Company Value Portfolio	6

A summary of each Portfolio’s transaction in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2014 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class	377,318	2,187	18,671	360,834	$8,681,657
Wells Fargo Advantage Endeavor Select Fund Institutional Class	1,054,814	122,713	36,559	1,140,968	17,251,433
Wells Fargo Advantage Government Securities Fund Institutional Class	10,790,243	440,111	182,542	11,047,812	122,630,717
Wells Fargo Advantage Large Cap Growth Fund Institutional Class	337,208	40,463	11,848	365,823	17,288,800
Wells Fargo Advantage Short Duration Government Bond Fund Institutional Class	15,700,980	585,665	4,952,886	11,333,759	114,470,967
Wells Fargo Advantage Small Cap Value Fund Institutional Class	343,845	7,776	1,781	349,840	12,961,584

					$293,285,158

Derivative transactions

As of August 31, 2014, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2014, the Portfolio had long and short futures contracts outstanding as follows:

				Contract
Expiration				value at	Unrealized
date	Contracts	Counterparty	Type	August 31, 2014	gains (losses)
9-18-2014	88 Long	Goldman Sachs & Company	S&P 500 Index	$44,030,800	$1,724,229
12-19-2014	315 Short	Goldman Sachs & Company	U.S. Treasury Bonds	44,129,531	(255,866)

2

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio	Portfolio of investments — August 31, 2014 (unaudited)

Security name			Shares	Value
Investment Companies : 99.63%

Affiliated Master Portfolios : 13.42%
Wells Fargo Advantage Emerging Growth Portfolio				$16,319,949
Wells Fargo Advantage International Growth Portfolio				25,711,632
Wells Fargo Advantage Small Company Value Portfolio				16,267,682

				58,299,263

International Equity Funds : 23.87%
DFA International Small Cap Value Portfolio Institutional Class			404,788	8,621,992
Dodge & Cox International Stock Fund			276,844	13,008,883
Oppenheimer Developing Markets Fund Class Y			264,434	10,810,043
T. Rowe Price International Discovery Fund			147,203	8,573,099
Templeton Institutional Foreign Equity Fund Primary Class			561,181	12,935,222
Thornburg International Value Fund Institutional Class			1,256,453	38,836,969
Wells Fargo Advantage Emerging Markets Equity Fund Institutional Class (l)			451,680	10,867,430

				103,653,638

U.S. Equity Funds : 62.34%
American Century Growth Fund Institutional Class			759,621	27,080,494
Invesco Growth and Income Fund Class R6			1,111,570	32,635,704
MFS Value Fund Class I			1,863,051	64,983,216
Oakmark Fund Class I			466,629	32,542,716
Royce Pennsylvania Mutual Fund Investor Class			1,096,162	16,223,197
T. Rowe Price Blue Chip Growth Fund			549,347	37,888,435
Wells Fargo Advantage Endeavor Select Fund Institutional Class (l)			1,429,869	21,619,625
Wells Fargo Advantage Large Cap Growth Fund Institutional Class (l)			458,456	21,666,647
Wells Fargo Advantage Small Cap Value Fund Institutional Class (l)			436,212	16,161,661

				270,801,695

Total Investment Companies (Cost $332,276,146)				432,754,596

Yield
Short-Term Investments : 0.45%

Investment Companies : 0.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)		0.07%	1,960,111	1,960,111

Total Short-Term Investments (Cost $1,960,111)				1,960,111

Total investments in securities (Cost $334,236,257)*	100.08%			434,714,707
Other assets and liabilities, net	(0.08)			(337,307)

Total net assets	100.00%			$434,377,400

(l)	The security represents an affiliate of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $339,939,642 and unrealized gains (losses) consists of:

Gross unrealized gains	$100,478,450
Gross unrealized losses	(5,703,385)

Net unrealized gains	$94,775,065

1

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2014 (unaudited)

The Portfolio seeks to achieve its investment objective by allocating its assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Portfolio acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2014:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Investment companies	$374,455,333	$58,299,263	$0	$432,754,596
Short-term investments
Investment companies	1,960,111	0	0	1,960,111

Total assets	$376,415,444	$58,299,263	$0	$434,714,707

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended August 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

As of August 31, 2014, the Portfolio owns the following percentages of the affiliated Master Portfolios:

Affiliated Master Portfolios
Wells Fargo Advantage Emerging Growth Portfolio	1%
Wells Fargo Advantage International Growth Portfolio	17
Wells Fargo Advantage Small Company Value Portfolio	8

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2014, were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Advantage Emerging Markets Equity Fund	464,763	10,185	23,268	451,680	$10,867,430
Wells Fargo Advantage Endeavor Select Fund	1,323,581	149,269	42,981	1,429,869	21,619,625
Wells Fargo Advantage Large Cap Growth Fund	422,618	51,752	15,914	458,456	21,666,647
Wells Fargo Advantage Small Cap Value Fund	428,042	17,642	9,472	436,212	16,161,661

					$70,315,363

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 27, 2014

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 27, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 27, 2014